Income Taxes (Details) $ in Millions		3 Months Ended			12 Months Ended
	Jan. 01, 2018 USD ($)	Dec. 31, 2018 USD ($) item	Sep. 29, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) company item	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) company
2017 Tax Act
Federal income tax rate (as a percent)	21.00%				21.00%	35.00%	35.00%
Number of new U.S. tax base erosion provisions in the 2017 Tax Act | item		2			2
Long-term income tax liability		$ 73			$ 73	$ 111
Term to repay long-term income tax liability					8 years
Income taxes payable related to mandatory deemed repatriated earnings		7			$ 7
Reconciliation of computed expected tax expense excluding non-controlling interest to income tax expense (benefit) attributable to continuing operations
Computed "expected" tax expense (benefit) excluding non-controlling interest					(3)	150	$ 134
Adjustments to tax expense (benefit) attributable to:
Foreign tax differences					12	(22)	(14)
Tax-exempt income					(13)		(15)
State income taxes, net of federal benefit					(8)	9	5
Repatriation tax					14	112
Effect on deferreds of federal rate reduction						(47)
Foreign entity tax status change					22
Federal tax credits					(23)	(18)	(31)
Federal rate reduction effect on capital loss carryback					(3)
Domestic manufacturing deduction						(2)	(5)
Other					3	(1)	(4)
Income tax expense					1	181	70
Increase in provisional tax impact of the Tax Cuts and Jobs Act		3	$ 13		16
Components of earnings before income taxes
United States					(109)	273	272
Foreign					93	155	110
Total earnings (loss) excluding non-controlling interest					(16)	428	382
Less: Net loss (income) attributable to noncontrolling interest						1	(2)
Earnings (loss) before income taxes					(16)	427	384
Current:
Federal					(20)	118	(1)
Foreign					32	19	21
State and local						2	7
Deferred:
Federal					5	20	36
Foreign					(5)	10	4
State and local					(11)	12	3
Income tax expense					1	181	70
Unrealized changes in other comprehensive loss					2	(3)	(12)
Total income taxes					3	178	58
Income taxes receivable		39			39	51
Income taxes payable		14			14	3
Deferred income tax liabilities:
Depreciation		140			140	92
Domestic partnerships		78			78	92
LIFO						3
Cash basis farming adjustment		5			5	5
Deferred earnings of foreign subsidiaries		2			2
Other		1			1	17
Aggregate deferred income tax liabilities		226			226	209
Deferred income tax assets:
Reserves/accruals		70			70	61
Deferred earnings of foreign subsidiaries						24
Net operating and capital loss carry-forwards		56			56	51
LIFO		7			7
Tax credit carry-forwards		21			21	14
Other		4			4	6
Aggregate deferred income tax assets		158			158	156
Valuation allowance		59			59	59
Net deferred income tax liability		127			127	112
Accrued interest and penalties on uncertain tax positions		6			6	3
Unrecognized tax benefits, if recognized, would affect the effective tax rate		25			25	18
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance at the beginning of the year	$ 18			$ 18	18	13
Additions for uncertain tax positions of prior years					2	3
Additions for uncertain tax positions of current year					6	3
Lapse of statute of limitations					(1)	(1)
Balance at the end of the year		25			25	18	13
Undistributed earnings from foreign operations		1,300			1,300
Additional tax expense due to change in tax status					22
Investments in limited partnerships		5			5	7
One-time Federal blender's credits recognized as revenue				42
Tax expense (benefit) on Federal blender's credits recognized as revenue				(4)
Other commitments
Contribution to long-term investment					$ 21	$ 12	31
Minimum
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Number of tax years typically subject to examination for major non-US jurisdictions					3 years
Maximum
2017 Tax Act
Federal income tax rate (as a percent)						35.00%
Anticipated tax expense associated with the global intangible low-taxed income ("GILTI") and the base-erosion and anti-abuse tax ("BEAT") provisions of the 2017 Tax Act					$ 1
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Number of tax years typically subject to examination for major non-US jurisdictions					6 years
Allowance for Deferred Tax Assets:
Movement in valuation and qualifying accounts
Balance at beginning of year	$ 59			$ 59	$ 59	$ 58	19
Charge (credit) to expense						1	39
Balance at end of year		59			$ 59	59	58
Refined coal processing plant
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Number of limited liability companies invested in | company					3
Other commitments
Contribution to long-term investment					$ 17	$ 10	$ 14
Solar energy production facilities
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Number of limited liability companies invested in | company							2
Other commitments
Contribution to long-term investment							$ 10
Foreign
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Net operating loss carry-forwards (NOLs)		148			148
State
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Tax credit carry-forwards		$ 20			$ 20